RELATED PARTY TRANSACTIONS - Maximum, minimum and average remuneration for managers and employees (Details)	1 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Percentage of limit exceeded on total share capital for stock options granted to beneficiaries	1.10%